Significant Accounting Policies (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Land and Building [Member]
Property, Plant and Equipment, Useful Life	40 years	40 years